SUNSTONE FINANCIAL GROUP, INC.
                             207 East Buffalo, Suite 400
                              Milwaukee, Wisconsin 53202
                                  (414) 271-5885
                                Fax: (414) 271-5910


July 9, 1998

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: First Omaha Funds, Inc.
    Filing pursuant to Rule 497(j)
    (33-85982; 811-8846)


Dear Sir or Madam:

On behalf of the above-referenced registered investment company, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the First Omaha Funds, Inc. (33-85982; 811-8846) hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Company pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No.9 to the Company's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment which is the most recent amendment to such Registration Statement and was filed electronically on July 6, 1998.

Please contact the undersigned at (414) 271-5885 with any questions about this certificate.

Very truly yours,

/s/ Constance Dye Shannon

Constance Dye Shannon
Legal and Compliance Manager

cc. Don Burt
    Randy Pavlick